Travelers Series Fund Inc.

P r o s p e c t u s

February 28, 2001

                                 Equity Funds
                          ------------------------

              Smith Barney International All Cap Growth Portfolio

                    Smith Barney Large Cap Value Portfolio

              Smith Barney Large Capitalization Growth Portfolio

                   Smith Barney Aggressive Growth Portfolio

                      Smith Barney Mid Cap Core Portfolio

                      AIM Capital Appreciation Portfolio


                              Fixed Income Funds
                           ------------------------

                          MFS Total Return Portfolio


                      Putnam Diversified Income Portfolio


  --------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
  --------------------------------------------------------------------------

Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

     Contents

Travelers Series Fund Inc. consists of 15 separate investment funds, each with its own investment objective and policies. This Prospectus relates to eight of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

Investments, Risk and Performance                                           Page
--------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio........................    2

Smith Barney Large Cap Value Portfolio.....................................    4

Smith Barney Large Capitalization Growth Portfolio.........................    6

Smith Barney Aggressive Growth Portfolio...................................    8

Smith Barney Mid Cap Core Portfolio........................................   10

AIM Capital Appreciation Portfolio.........................................   12

MFS Total Return Portfolio.................................................   14

Putnam Diversified Income Portfolio........................................   16

More on the Funds' Investments and Related Risks...........................   18

Management.................................................................   22

Share Transactions.........................................................   27

Share Price................................................................   27

Dividends, Distributions and Taxes.........................................   28

Financial Highlights.......................................................   29

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

     Investments, Risks and Performance

Smith Barney International All Cap Growth Portfolio

 Investment objective

 Total return on its assets from growth of capital and income.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                   In selecting individual companies for investment, the manager looks for:

                   . Above average earnings growth
                   . High relative return on invested capital
                   . Experienced and effective management
                   . Competitive advantages
                   . Strong financial condition
                   . The range of individual investment opportunities

                   By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                   In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                   . Low or decelerating inflation which creates a favorable
                     environment for securities markets
                   . Stable government with policies that encourage economic
                     growth, equity investment and development of securities markets
                   . Currency stability

Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:47.43% in 4th quarter 1999
Lowest:(19.72)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

            One      Five   Since
            year     years  inception
-------------------------------------
Fund        (23.79)% 10.48%   9.03%
MSCI Index  (14.17)%  7.13%   7.43%*
-------------------------------------

* Index comparison begins on June 16, 1994.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Large Cap Value Portfolio

 Investment objective

 Current income and long-term growth of income and capital.


 Principal investment strategies

 Key investments The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.
--------------------------------------------------------------------------------

                   Selection process

                   The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                   . Low market valuations measured by the manager's valuation models
                   . Dividend paying ability
                   . High return on invested capital and strong cash flow
                   . Liquidity

                   Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings.

                   These catalysts include positive changes in earnings prospects because of:

                   . New management
                   . Effective research, product development and marketing
                   . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:13.92% in 4th quarter 1998
Lowest:(12.87)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

               One     Five   Since
               year    years  inception
---------------------------------------
Fund           13.11 % 13.52%  14.90%
S&P 500 Index  (9.10)% 18.33%  19.60%*
---------------------------------------

* Index comparison begins on June 16, 1994.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Large Capitalization Growth Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity
 securities of U.S. companies having a market
 capitalization of at least $5 billion at the time of
 investment.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries which may help to reduce risk. The manager attempts to identify established large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

                   In selecting individual companies for investment, the manager looks for:

                   . Favorable earnings prospects
                   . Technological innovation
                   . Industry dominance
                   . Competitive products and services
                   . Global scope
                   . Long term history of performance
                   . Consistent and sustainable long-term growth in dividends and earnings per share
                   . Strong cash flow
                   . High return on equity
                   . Strong financial condition
                   . Experienced and effective management

Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Growth stocks or large capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on May 1, 1998.

Quarterly returns:

Highest:23.64% in 4th quarter 1999
Lowest:(8.50)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

               One     Since
               year    inception
--------------------------------
Fund           (6.95)%  16.18%
S&P 500 Index  (9.10)%   8.04%*
--------------------------------

* Index comparison begins on May 1, 1998.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Aggressive Growth Portfolio

 Investment objective

 Long-term capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the
 S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the fund acquires their stocks.

                   When evaluating an individual stock, the manager considers whether the company may benefit from:

                   . New technologies, products or services
                   . New cost reduction measures
                   . Changes in management, or
                   . Favorable changes in government regulations

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors . The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 . Adverse governmental action or political, economic or market instability occurs in a foreign country

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

 . Have more volatile share prices
 . Have more limited product lines
 . Have fewer capital resources
 . Have more limited management depth
 . Experience sharper swings in market prices
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

--------------------------------------------------------------------------------


Fund performance

This bar chart indicates the risks of investing in the fund by showing the fund's performance during the last calendar year. The table shows how the fund's average annual return compares to the return of the Russell 2500 Growth Index (the "Russell Index"), a broad-based unmanaged index of stocks of small to medium capitalization companies. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for the full calendar year since its inception on November 1, 1999.

Quarterly returns:

Highest: 17.62% in 1st quarter 2000
Lowest: (8.38)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

---------------------------------
               One      Since
               year     inception
---------------------------------
Fund            15.72 %  33.51%
Russell Index  (16.09)%   9.78%*
---------------------------------

* Index comparison begins on November 1, 1999.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Mid Cap Core Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index (the "Index") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 31, 2001, the largest market capitalization of a company in the Index was $10.6 billion and the smallest market capitalization was $98 million. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

--------------------------------------------------------------------------------

                   Selection process

                   The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund.

                   In selecting individual companies for investment, the manager considers:

                   . Growth characteristics, including high historic growth
                     rates and high relative growth compared with companies in the same industry or sector
                   . Value characteristics, including low price/earnings
                     ratios and other statistics indicating a security is undervalued
                   . Increasing profits and sales
                   . Competitive advantages that could be more fully exploited by a company
                   . Skilled management committed to long-term growth
                   . Potential for a long-term investment by the fund

                   The manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks it identifies through fundamental research.

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down, or performs poorly relative to other types of investments
 . Medium capitalization stocks fall out of favor with investors
 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect
 . An adverse event, such as an unfavorable earnings report about a company in the fund, depresses the value of the company's stock

Because the fund invests primarily in medium capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may also have shorter operating histories and more erratic businesses, although they generally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

--------------------------------------------------------------------------------


Fund performance

This bar chart indicates the risks of investing in the fund by showing the fund's performance during the last calendar year. The table shows how the fund's average annual return compares to the return of the S&P MidCap 400 Index (the "S&P MidCap Index"), a broad-based unmanaged index of common stocks of medium capitalization companies. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for the full calendar year since its inception on November 1, 1999.

Quarterly returns:

Highest: 12.93% in 1st quarter 2000
Lowest: (7.96)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

----------------------------------
                  One    Since
                  year   inception
----------------------------------
Fund              17.89%  31.74%
S&P MidCap Index  17.51%  26.06%*
----------------------------------

* Index comparison begins on November 1, 1999.

                                                           Travelers Series Fund

     Investments, Risks and Performance

AIM Capital Appreciation Portfolio

 Investment objective

 Capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common
 stocks of companies the subadviser believes are likely
 to benefit from new or innovative products, services or
 processes, as well as those that have experienced above-
 average, long-term growth in earnings and have excellent
 prospects for future growth.
--------------------------------------------------------------------------------

                   Selection process

                   The subadviser emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The subadviser seeks to identify companies having a consistent record of long-term above average growth in earnings as well as companies that are only beginning to experience significant and sustainable earnings growth. The subadvisor will invest without regard to market capitalization.

                   In selecting individual companies for investment, the manager looks for the following:

                   . New or innovative products, services or processes that
                     should enhance future earnings
                   . Increasing market share
                   . Experienced and effective management
                   . Competitive advantages

                   The subadviser then considers whether to sell a particular security when it no longer meets these criteria.

                   In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

Travelers Series Fund

Principal risks of investing in the fund

While investing in smaller growth securities can bring added benefits, it may also involve risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market declines.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

The fund may invest in relatively new or unseasoned companies that are in their early stages of development. Smaller, unseasoned companies present greater risks than securities of larger, more established companies because:

 . They may be dependent on a small number of products or services for their revenues
 . They may lack substantial capital reserves to make needed capital investments or absorb losses
 . They may have less experienced management
 . Their securities may be less widely traded, less liquid and more volatile
 . Recession or adverse economic trends are more likely to sharply and negatively affect their earnings and financial condition

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lipper Midcap Index, a broad-based unmanaged index of mid-cap stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


This bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on October 10, 1995.

Quarterly returns:

Highest:35.92% in 4th quarter 1999
Lowest:(22.37)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                     One      Five   Since
                     year     years  inception
----------------------------------------------
Fund                 (10.40)% 14.13%  12.62%
S&P 500 Index         (9.10)% 18.33%  19.11%*
Lipper Midcap Index   (3.49)% 16.69%  17.05%*
----------------------------------------------

* Index comparisons begin on October 31, 1995 since index comparisons are not available from the fund's inception date.

                                                           Travelers Series Fund

     Investments, Risks and Performance

MFS Total Return Portfolio

 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Principal investment strategies

 Key investments The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S.
 Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both
 investment grade and lower quality securities. The fund
 may invest up to 20% of the fund's assets in
 nonconvertible fixed income securities rated below
 investment grade or unrated securities of equivalent
 quality.
--------------------------------------------------------------------------------

                   Selection process

                   Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:
                   . between 40%    . at least 25% in
                     and 75% in       non-convertible
                     equity           fixed income
                     securities       securities

                   Equity investments

                   The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                   . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                   . that generally have low price to book, price to sales
                     and/or price to earnings ratios
                   . with relatively large market capitalizations (i.e.,
                     market capitalizations of $5 billion or more).

                   The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                   Fixed income investments

                   The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate

Risk return bar chart


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest:(4.47)% in 3rd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

-----------------------------------------------
                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                   16.64 % 13.15%  13.44%
S&P 500 Index          (9.10)% 18.33%  19.60%*
Lehman Brothers Index  11.85 %  6.24%   7.78%**
-----------------------------------------------

 * Index comparison begins on June 16, 1994.
** Index comparison begins on June 30, 1994 since index comparison is not available from the fund's inception date.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Putnam Diversified Income Portfolio

 Investment objective

 High current income consistent with preservation of capital.

 Principal investment strategies

 Key investments The fund invests primarily in debt securities of U.S. and foreign governments and corporations.

 Credit Quality: The fund may invest in securities with a wide range of credit qualities depending on the particu-lar sector of the fixed income securities market in which the manager invests.

 Duration: The Fund's duration will generally vary from 3
 to 7 years depending on market conditions and the
 subadviser's outlook for interest rates. Individual se-
 curities may be of any duration.
--------------------------------------------------------------------------------

                   Selection process

                   The subadviser combines "top down" and "bottom up" investment styles, with an emphasis on active sector strategies. The subadviser believes that actively allocating the fund's investments among sectors of the fixed income securities markets, as opposed to investing in any one sector, will better enable the fund to control risk while pursuing its objective of high current income.

                   The subadviser allocates its investment among the following three sectors of the fixed income securities market:

                   . A U.S. Government Sector, consisting primarily of
                     securities of the U.S. government, its agencies and instrumentalities and related options, futures and repurchase agreements. The subadviser allocates at least
                     20% of the fund to the U.S. Government Sector;
                   . A High Yield Sector, consisting primarily of high
                     yielding, lower-rated, high risk U.S. and foreign
                     corporate fixed-income securities commonly called "junk bonds"; and
                   . An International Sector, consisting primarily of
                     obligations of foreign governments, their agencies and instrumentalities, supranational entities, and foreign corporations, including issuers in emerging markets, and related options and futures.

                   The subadviser over- and underweights investments in each sector depending on the subadviser's views on economic, interest rate and political trends. The subadviser utilizes proprietary techniques to organize and rank opportunities presented by the various sectors.

                   In making sector allocations, the subadviser evaluates:

                   . Capital flows      . Default trends
                   . Political trends   . Interest rate forecasts

                   Specialists managing each sector then select individual securities within each sector that represent risk/return opportunities believed optimal. In selecting securities for investment, the subadviser looks for favorable yield, maturity, issue classification and quality characteristics.

Travelers Series Fund

Principal risks of investing in the fund

While investing in fixed income securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . Fixed income securities lose their value due to an increase in market interest rates in one or more regions, a decline in an issuer's credit rating or financial condition or a default by an issuer.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . An unhedged currency in which a security is priced declines in value relative to the U.S. dollar
 . The subadviser's judgment about the attractiveness, relative yield, value or potential appreciation of a particular security, or the stability of a particular government proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the Lehman Brothers Aggregate Bond Index ("Lehman Brothers Index") and the Salomon Smith Barney Non-U.S. World Government Bond Index ("Salomon Index"), both of which are broad-based unmanaged indices. (The Lehman index consists of a variety of domestically issued bonds. The Salomon index consists of foreign government bonds.) Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:4.97% in 1st quarter 1995
Lowest:(3.34)% in 3rd quarter 1998


Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                   (0.39)% 3.38%    5.37%
Lehman Brothers Index  11.63 % 6.46%    7.87%*
Salomon
Index                  (2.63)% 1.64%    4.87%**
-----------------------------------------------

 * Index comparison begins on June 30, 1994 since index comparison is not available from the fund's inception date.
** Index comparison begins on June 16, 1994.

                                                           Travelers Series Fund

More on the Funds' Investments and Related Risks

Additional investments and investment techniques
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The section      Smith Barney International All Cap Growth Portfolio
entitled "In-    The fund may invest up to 20% of its assets in debt securi-
vestments,       ties of any credit quality or maturity of foreign corporate
Risks and Per-   and governmental issuers, as well as U.S. government securi-
formance" de-    ties and money market obligations of U.S. and foreign corpo-
scribes the      rate issuers.
funds' invest-
ment objec-      Smith Barney Large Capitalization Growth Portfolio
tives and        Although the fund intends to be fully invested in equity se-
their princi-    curities of growth companies, it may invest up to 35% of its
pal investment   total assets in money market instruments for cash management
strategies and   purposes.
risks. This
section pro-     MFS Total Return Portfolio
vides some ad-   The fund may invest without limit in ADRs and up to 20% of
ditional in-     its total assets in foreign securities.
formation
about the
funds' invest-
ments and cer-
tain invest-
ment manage-
ment tech-
niques the
funds may use.
More informa-
tion about the
funds' invest-
ments and
portfolio man-
agement tech-
niques, some
of which en-
tail risk, is
included in
the Statement
of Additional
Information
(SAI). To find
out how to ob-
tain an SAI,
please turn to
the back cover
of this pro-
spectus.

                 Smith Barney Mid Cap Core Portfolio
                 The fund may invest up to 35% of its assets in equity securi-ties of companies with market capitalizations outside the market capitalization range of companies in the Index (i.e., small or large capitalization companies).

                 While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 35% of its as-sets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or inter-est.

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC)
Each equity      common and preferred stocks, warrants, rights, investment
fund and MFS     grade convertible securities, depositary receipts and shares,
Total Return     trust certificates, limited partnership interests, shares of
Portfolio        other investment companies, real estate investment trusts and equity participations.

--------------------------------------------------------------------------------

Fixed income
investments      Subject to its particular investment policies, each fund may
Each fixed in-   invest in fixed income securities. Fixed income investments
come fund and,   include bonds, notes (including structured notes), mortgage-
to a limited     related securities, asset-backed securities, convertible se-
extent, each     curities, Eurodollar and Yankee dollar instruments, preferred
equity fund      stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                 Each of these funds may invest in mortgage-backed and asset-
MFS Total        backed securities. Mortgage-related securities may be issued
Return and       by private companies or by agencies of the U.S. government
Putnam           and represent direct or indirect participations in, or are
Diversified      collateralized by and payable from, mortgage loans secured by
Income           real property. Asset-backed securities represent participa-
Portfolios       tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.

--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

--------------------------------------------------------------------------------

                 High yield, lower quality securities

                 Each of these funds may invest in fixed income securities
MFS Total        that are high yield, lower quality securities rated by a rat-
Return and       ing organization below its top four long term rating catego-
Putnam           ries or unrated securities determined by the manager or
Diversified      subadviser to be of equivalent quality. The issuers of lower
Income           quality bonds may be highly leveraged and have difficulty
Portfolios       servicing their debt, especially during prolonged economic
only             recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.


--------------------------------------------------------------------------------

Foreign and
emerging         Each fund may invest in foreign securities.
market
investments      Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-
                 bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-
                 rities denominated or quoted in currencies other than the
                 U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the
                 fund's assets.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 Emerging market investments offer the potential of signifi-
                 cant gains but also involve greater risks than investing in
Smith Barney     more developed countries. Political or economic instability,
International    lack of market liquidity and government actions such as cur-
All Cap          rency controls or seizure of private business or property may
Growth, MFS      be more likely in emerging markets.
Total Return
and Putnam
Diversified
Income
Portfolios
only

                 Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, howev-er, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted be-fore, and there is uncertainty whether participating coun-tries will remain committed to EMU in the face of changing economic conditions.

                 Sovereign government and supranational debt

                 These funds may invest in all types of fixed income securi-
MFS Total        ties of governmental issuers in all countries, including
Return and       emerging markets. These sovereign debt securities may in-
Putnam           clude:
Diversified
Income Portfolios. Fixed income securities issued or guaranteed by only governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)

--------------------------------------------------------------------------------

Derivatives
and hedging      Each fund may, but need not, use derivative contracts, such
techniques       as futures and options on securities, securities indices or currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the
All funds ex-    following purposes:
cept Smith
BarneyAggressive . To hedge against the economic impact of adverse changes in
Growth Portfo-     the market value of its securities, because of changes in
lio                stock market prices, currency exchange rates or interest
                   rates
                 . As a substitute for buying or selling securities
                 . To enhance the fund's return
--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities
lending Each fund may engage in securities lending to increase its net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive        Each fund may depart from its principal investment strategies
investing        in response to adverse market, economic or political condi-
                 tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio
turnover         Each fund may engage in active and frequent trading to
                 achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

Management

The managers

SSB Citi Fund Management LLC (SSB Citi) or Travelers Investment Adviser Inc.
(TIA) is each fund's manager. SSB Citi selects investments for the funds for which it serves as manager. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

SSB Citi Fund Management LLC

SSB Citi is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSB Citi is located at Seven World Trade Center, New York, New York 10048. SSB Citi acts as investment manager to investment companies having aggregate assets of approximately $141 billion as of December 31, 2000.

SSB Citi manages the investment operations of the following funds (Smith Barney funds) and receives from each fund for these services the fee indicated:

  -----------------------------------------------------------------------------
                            Actual management fee
                            paid for the fiscal year  Contractual
                            ended October 31, 2000    management fee paid
                            (as a percentage          (as a percentage
                            of the fund's             of the fund's
   Fund                     average daily net assets) average daily net assets)
  -----------------------------------------------------------------------------
   Smith Barney
   International All Cap
   Growth Portfolio                   0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                    0.65%                     0.65%
   Smith Barney Large
   Capitalization Growth
   Portfolio                          0.75%                     0.75%
   Smith Barney Aggressive
   Growth Portfolio                   0.80%                     0.80%
   Smith Barney Mid Cap
   Core Portfolio                     0.75%*                    0.75%
  -----------------------------------------------------------------------------

   * For the fiscal year ended October 31, 2000,
     SSB Citi waived a portion of its management fee in the amount of $48,792 for the Smith
     Barney Mid Cap Core Portfolio.

Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at Seven World Trade Center, New York, New York 10048. TIA, an affiliate of SSB Citi, acts as investment manager to investment companies having aggregate assets of approximately $2.9 billion as of January 31, 2001.

TIA manages the investment operations of the following funds (TIA funds) and receives for these services from each fund the fee indicated:

  ------------------------------------------------------------------------------
                             Actual management fee
                             paid for the fiscal year  Contractual management
                             ended October 31, 2000    fee paid
                             (as a percentage          (as a percentage
                             of the fund's             of the fund's
   Fund                      average daily net assets) average daily net assets)
  ------------------------------------------------------------------------------
   AIM Capital Appreciation
   Portfolio                           0.80%                     0.80%
   MFS Total Return
   Portfolio                           0.80%                     0.80%
   Putnam Diversified
   Income Portfolio                    0.75%                     0.75%
  ------------------------------------------------------------------------------

Travelers Series Fund

The Subadvisers and Portfolio Managers

The Smith Barney funds are managed solely by SSB Citi. Each of the TIA funds' investments are selected by a subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager, including where applicable, the portfolio manager employed by the subadviser.

  Fund                    Portfolio Manager and Subadviser       Business Experience

  Smith Barney            James Conheady (since inception)       Investment Officer, SSB Citi;
  International All Cap   SSB Citi                               Managing Director, Salomon Smith
  Growth Portfolio        7 World Trade Center                   Barney.
                          New York, New York 10048

                          Jeffrey Russell (since inception)      Investment Officer, SSB Citi;
                          SSB Citi                               Managing Director, Salomon Smith
                          7 World Trade Center                   Barney.
                          New York, New York 10048
--------------------------------------------------------------------------------------------------
  Smith Barney Large Cap  Frances Root (since 2001)              Investment Officer, SSB Citi;
  Value Portfolio         and a team of portfolio managers       Managing Director and Senior
                          SSB Citi                               Equity Portfolio Manager, Salomon
                          7 World Trade Center,                  Smith Barney.
                          New York, New York 10048
--------------------------------------------------------------------------------------------------
  Smith Barney Large      Alan Blake (since inception)           Investment Officer, SSB Citi;
  Capitalization Growth   SSB Citi                               Managing Director, Salomon Smith
  Portfolio               7 World Trade Center                   Barney.
                          New York, New York 10048
--------------------------------------------------------------------------------------------------
  Smith Barney            Richard Freeman (since inception)      Investment Officer, SSB Citi;
  Aggressive Growth       SSB Citi                               Managing Director of Salomon
  Portfolio               7 World Trade Center                   Smith Barney.
                          New York, New York 10048
--------------------------------------------------------------------------------------------------
  Smith Barney            Lawrence Weissman (since inception)    Investment Officer, SSB Citi;
  Mid Cap Core Portfolio  SSB Citi                               Managing Director of Salomon
                          388 Greenwich Street                   Smith Barney.
                          New York, New York 10013
--------------------------------------------------------------------------------------------------

                                                           Travelers Series Fund

  Fund                      Portfolio Manager and Subadviser       Business Experience
  AIM Capital Appreciation  Kenneth A. Zschappel (since inception) Vice President, A I M Capital.
  Portfolio                 A I M Capital Management, Inc.
                            11 Greenway Plaza,
                            Suite 100
                            Houston, TX 77046

                            David P. Barnard (since inception)     Vice President, A I M Capital.
                            A I M Capital Management

                            Robert M. Kippes (since inception)     Vice President, A I M Capital.
                            A I M Capital Management
                            Ryan E. Crane (since 2000)             Portfolio Manager, A I M Capital.
                            A I M Capital Management               From 1995 to 1999, Analyst at A I
                                                                   M Capital.
                            Jay K. Rushin (since 2000)             Portfolio Manager, A I M Capital.
                            A I M Capital Management               From 1998 to 2000, Analyst at A I
                                                                   M Capital. From 1996 to 1998, an
                                                                   associate equity analyst with
                                                                   Prudential Securities.
----------------------------------------------------------------------------------------------------
  MFS Total Return          David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio                 Manager of investment team
                            Massachusetts Financial Services
                            Company
                            500 Boylston Street
                            Boston, MA 02116
----------------------------------------------------------------------------------------------------
  Putnam Diversified        David L. Waldman (since 1997)          Managing Director, Senior
  Income Portfolio          and a core fixed-income team           Portfolio Manager and Director of
                            Putnam Investment Management, LLC      fixed-income quantitative
                            One Post Office Square                 research, Putnam Investment
                            Boston, MA 02109                       Management, LLC. From 1995 to
                                                                   1997, Senior Vice President and
                                                                   Senior Portfolio Manager at
                                                                   Lazard Freres Asset Management.
----------------------------------------------------------------------------------------------------

Travelers Series Fund

Transfer Agent and Shareholder Servicing Agent

Citi Fiduciary Trust Company serves as the funds' transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the funds' sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadvisers

A I M Capital Management, Inc. AIM is a wholly owned subsidiary of A I M Advisors, Inc., a registered investment adviser. AIM and A I M Advisors, Inc. manage approximately $170 billion in assets as of December 31, 2000.

Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $141 billion as of December 31, 2000.

Putnam Investment Management, Inc. Putnam has managed mutual funds since 1937. Putnam and its affiliates manage approximately $370 billion in assets as of December 31, 2000.

                                                           Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

                                                           Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with each fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                     Smith Barney International All Cap
                                     Growth(1)
                                     2000(2)   1999    1998     1997    1996
------------------------------------------------------------------------------
Net asset value, beginning of year   $16.92   $12.60  $13.23   $12.18  $10.48
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.02     0.02    0.05     0.01    0.02
 Net realized and unrealized gain
  (loss)                               1.71     4.35   (0.68)    1.05    1.69
------------------------------------------------------------------------------
Total income (loss) from operations    1.73     4.37   (0.63)    1.06    1.71
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.13)   (0.05)     --    (0.01)  (0.01)
------------------------------------------------------------------------------
Total distributions                   (0.13)   (0.05)     --    (0.01)  (0.01)
------------------------------------------------------------------------------
Net asset value, end of year         $18.52   $16.92  $12.60   $13.23  $12.18
------------------------------------------------------------------------------
Total return                          10.18%   34.73%  (4.76)%   8.73%  16.36%
------------------------------------------------------------------------------
Net assets, end of year (millions)     $462     $309    $224     $219    $143
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                          0.98%    1.00%   1.00%    1.01%   1.10%
 Net investment income                 0.11     0.16    0.37     0.09    0.23
------------------------------------------------------------------------------
 Portfolio turnover rate                 15%      36%     34%      38%     41%
------------------------------------------------------------------------------

(1) Formerly known as Smith Barney International Equity Portfolio.

(2) Per share amounts have been calculated using the monthly average shares method.

(3) During the year ended October 31, 1996, the fund earned credits from the custodian, which reduced service fees incurred. When the credits are taken into consideration the expense ratio is 1.05%.

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                       Smith Barney Large Cap Value
                                     2000    1999   1998(1)   1997    1996
----------------------------------------------------------------------------
Net asset value, beginning of year  $19.83  $18.94  $17.90   $14.84  $12.12
----------------------------------------------------------------------------
Income from operations:
 Net investment income                0.30    0.27    0.31     0.25    0.32
 Net realized and unrealized gain     1.34    1.38    1.47     3.16    2.62
----------------------------------------------------------------------------
Total income from operations          1.64    1.65    1.78     3.41    2.94
----------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.26)  (0.24)  (0.21)   (0.18)  (0.17)
 Net realized gains                  (0.47)  (0.52)  (0.53)   (0.17)  (0.05)
----------------------------------------------------------------------------
Total distributions                  (0.73)  (0.76)  (0.74)   (0.35)  (0.22)
----------------------------------------------------------------------------
Net asset value, end of year        $20.74  $19.83  $18.94   $17.90  $14.84
----------------------------------------------------------------------------
Total return                          8.62%   8.52%   9.65%   23.38%  24.55%
----------------------------------------------------------------------------
Net assets, end of year (millions)    $553    $544    $424     $287    $139
----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                             0.66%   0.67%   0.68%    0.69%   0.73%
 Net investment income                1.45    1.35    1.59     2.01    2.35
----------------------------------------------------------------------------
Portfolio turnover rate                 23%     43%     36%      46%     32%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout the period ended October
31.

                               Smith Barney Large Capitalization Growth
                                   2000           1999           1998(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                                 $14.53          $9.90          $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)              0.01           0.00(3)         0.01
 Net realized and unrealized
  gain (loss)                           1.55           4.64           (0.11)(4)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                             1.56           4.64           (0.10)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.01)         (0.01)             --
 Net realized gains                    (0.02)            --              --
 Capital                               (0.02)            --              --
--------------------------------------------------------------------------------
Total distributions                    (0.05)         (0.01)             --
--------------------------------------------------------------------------------
Net asset value, end of year          $16.04         $14.53           $9.90
--------------------------------------------------------------------------------
Total return                           10.77%         46.88%          (1.00)%(5)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                            $323,708       $168,280         $20,787
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                           0.77%          0.86%           1.00%(6)
 Net investment income                  0.06%          0.07            0.52(6)
--------------------------------------------------------------------------------
Portfolio turnover rate                    7%            14%              1%
--------------------------------------------------------------------------------

(1) For the period from May 1, 1998 (commencement of operations) to October 31, 1998.
(2) The manager waived part of its fees for the period ended October 31, 1998. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.02 and 1.77%, respectively.
(3) Amount represents less than $0.01 per share.
(4) The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares throughout the year.
(5) Not annualized.
(6) Annualized.

Travelers Series Fund

For a share of capital stock outstanding throughout the year ended October 31.

                                    Smith Barney Aggressive Growth(1)
                                                  2000(2)
---------------------------------------------------------------------
Net asset value, beginning of year                $10.00
---------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                               (0.03)
 Net realized and unrealized gain                   5.07
---------------------------------------------------------------------
Total income from operations                        5.04
---------------------------------------------------------------------
Less distributions from:
 Capital                                           (0.01)
---------------------------------------------------------------------
Total distributions                                (0.01)
---------------------------------------------------------------------
Net asset value, end of year                      $15.03
---------------------------------------------------------------------
Total return                                       50.41%
---------------------------------------------------------------------
Net assets, end of year (000s)                  $164,553
---------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                                       0.99%
 Net investment loss                               (0.21)
---------------------------------------------------------------------
Portfolio turnover rate                                0%
---------------------------------------------------------------------

(1) The Portfolio commenced operations on November 1, 1999.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00%.


                                                           Travelers Series Fund

For a share of capital stock outstanding throughout the year ended October 31.


  Smith Barney Mid Cap Core(1)(2)


                                     2000
--------------------------------------------
Net asset value, beginning of year   $10.00
--------------------------------------------
Income from operations:
 Net investment income (3)             0.06
 Net realized and unrealized gain      4.17
--------------------------------------------
Total income from operations           4.23
--------------------------------------------
Less distributions from:
 Net investment income                (0.01)
--------------------------------------------
Total distributions                   (0.01)
--------------------------------------------
Net asset value, end of year         $14.22
--------------------------------------------
Total return                          42.36%
--------------------------------------------
Net assets, end of year (000s)      $17,498
--------------------------------------------
Ratios to average net assets:
 Expenses (3)(4)                       0.95%
 Net investment income                 0.72
--------------------------------------------
Portfolio turnover rate                  61%
--------------------------------------------

(1) The Portfolio commenced operations on November 1, 1999.
(2) Formerly known as the Mid Cap Portfolio.
(3) The Manager waived a portion of its fees amounting to $48,792 for the year ended October 31, 2000. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.04 and 1.46%, respectively.
(4) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                          AIM Capital Appreciation
                                      2000    1999    1998     1997   1996(1)
-----------------------------------------------------------------------------
Net asset value, beginning of year   $16.30  $12.31  $12.68   $10.76  $10.00
-----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income (loss)         (0.07)  (0.03)  (0.01)    0.02    0.02
 Net realized and unrealized gain
  (loss)                               6.03    4.02   (0.34)    1.91    0.75
-----------------------------------------------------------------------------
Total income (loss) from operations    5.96    3.99   (0.35)    1.93    0.77
-----------------------------------------------------------------------------
Less distributions from:
 Net investment income                   --      --   (0.02)   (0.01)  (0.01)
 Net realized gains                   (0.53)     --      --       --      --
-----------------------------------------------------------------------------
Total distributions                   (0.53)     --   (0.02)   (0.01)  (0.01)
-----------------------------------------------------------------------------
Net asset value, end of year         $21.73  $16.30  $12.31   $12.68  $10.76
-----------------------------------------------------------------------------
Total return                          36.53%  32.41%  (2.79)%  17.96%   7.71%
-----------------------------------------------------------------------------
Net assets, end of year (millions)     $435    $300    $226     $203    $113
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.83%   0.84%   0.85%    0.85%   0.96%
 Net investment income (loss)         (0.35)  (0.18)  (0.06)    0.20    0.22
-----------------------------------------------------------------------------
 Portfolio turnover rate                 91%     76%     75%      56%     44%
-----------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.

                                                      Travelers Series Fund Inc.

For a share of capital stock outstanding throughout each year ended October 31.

                                            MFS Total Return
                                2000     1999(1)    1998      1997      1996
-------------------------------------------------------------------------------
Net asset value, beginning
 of year                        $16.22    $16.23    $15.31    $13.13    $11.53
-------------------------------------------------------------------------------
Income from operations:
 Net investment income            0.54      0.52      0.32      0.38      0.33
 Net realized and unrealized
  gain                            1.43      0.72      1.36      2.27      1.62
-------------------------------------------------------------------------------
Total income from operations      1.97      1.24      1.68      2.65      1.95
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.46)    (0.37)    (0.28)    (0.29)    (0.27)
 Net realized gains              (0.57)    (0.88)    (0.48)    (0.18)    (0.08)
-------------------------------------------------------------------------------
Total distributions              (1.03)    (1.25)    (0.76)    (0.47)    (0.35)
-------------------------------------------------------------------------------
Net asset value, end of year    $17.16    $16.22    $16.23    $15.31    $13.13
-------------------------------------------------------------------------------
Total return                     12.77%     7.62%    10.94%    20.64%    17.16%
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $697,010  $621,828  $462,274  $263,585  $134,529
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses                         0.83%     0.84%     0.84%     0.86%     0.91%
 Net investment income            3.42      3.11      3.32      3.54      3.82
-------------------------------------------------------------------------------
Portfolio turnover rate            108%       97%      118%       99%      139%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                          Putnam Diversified Income
                                      2000    1999    1998     1997   1996(1)
-----------------------------------------------------------------------------
Net asset value, beginning of year   $11.24  $11.70  $12.31   $11.99  $11.46
-----------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.93    0.91    0.57     0.67    0.78
 Net realized and unrealized gain
  (loss)                              (0.88)  (0.70)  (0.62)    0.30    0.27
-----------------------------------------------------------------------------
Total income (loss) from operations    0.05    0.21   (0.05)    0.97    1.05
-----------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.98)  (0.67)  (0.42)   (0.56)  (0.39)
 Net realized gains                      --      --   (0.14)   (0.09)  (0.13)
-----------------------------------------------------------------------------
Total distributions                   (0.98)  (0.67)  (0.56)   (0.65)  (0.52)
-----------------------------------------------------------------------------
Net asset value, end of year         $10.31  $11.24  $11.70   $12.31  $11.99
-----------------------------------------------------------------------------
Total return                           0.21%   1.80%  (0.65)%   8.44%   9.43%
-----------------------------------------------------------------------------
Net assets, end of year (millions)     $141    $156    $157     $122     $81
-----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.87%   0.83%   0.87%    0.88%   0.96%
 Net investment income                 7.78    7.85    7.48     6.99    7.57
-----------------------------------------------------------------------------
Portfolio turnover rate                 105%    118%    191%     253%   2.55%
-----------------------------------------------------------------------------

(1) Per share amounts calculated using the monthly average shares method.

                                                           Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, Seven World Trade Center, 39th Floor, New York, NY 10048.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. The funds are not offering to sell their shares to any person to whom the funds may not lawfully sell their shares.

               Smith Barney International All Cap Growth Portfolio Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
               Smith Barney Aggressive Growth Portfolio
               Smith Barney Mid Cap Core Portfolio

               AIM Capital Appreciation Portfolio

               MFS Total Return Portfolio


               Putnam Diversified Income Portfolio


(Investment Company Act file no. 811-08372)

CE-1 4/01

TRAVELERS SERIES FUND INC.


PROSPECTUS

February 28, 2001



                                 EQUITY FUNDS
 ----------------------------------------------------------------------------
              Smith Barney International All Cap Growth Portfolio

                    Smith Barney Large Cap Value Portfolio

              Smith Barney Large Capitalization Growth Portfolio

                   Smith Barney Aggressive Growth Portfolio

                      Smith Barney Mid Cap Core Portfolio


                              FIXED INCOME FUNDS
 ----------------------------------------------------------------------------
                          MFS Total Return Portfolio

                      Smith Barney High Income Portfolio

                      Smith Barney Money Market Portfolio


 ----------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Shares of each fund are offered only to insurance company Separate Accounts which fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

     Contents

Travelers Series Fund Inc. consists of 15 separate investment funds, each with its own investment objective and policies. This Prospectus relates to eight of those funds. Each fund offers different levels of potential return and involves different levels of risk.
--------------------------------------------------------------------------------

Investments, Risk and Performance                                           Page
--------------------------------------------------------------------------------
Smith Barney International All Cap Growth Portfolio........................    2

Smith Barney Large Cap Value Portfolio.....................................    4

Smith Barney Large Capitalization Growth Portfolio.........................    6

Smith Barney Aggressive Growth Portfolio...................................    8

Smith Barney Mid Cap Core Portfolio........................................   10

MFS Total Return Portfolio.................................................   12

Smith Barney High Income Portfolio.........................................   14

Smith Barney Money Market Portfolio........................................   16

More on the Funds' Investments and Related Risks...........................   18

Management.................................................................   22

Share Transactions.........................................................   25

Share Price................................................................   25

Dividends, Distributions and Taxes.........................................   26

Financial Highlights.......................................................   27

--------------------------------------------------------------------------------

     Investments, Risks and Performance

Smith Barney International All Cap Growth Portfolio

 Investment objective

 Total return on its assets from growth of capital and income.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across regions and countries which can help to reduce risk. While the manager selects investments primarily for their capital appreciation potential, some investments have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the manager's assessment of overseas potential for long-term growth, the fund's emphasis among foreign markets and types of issuers may vary.

                   In selecting individual companies for investment, the manager looks for:

                   . Above average earnings growth
                   . High relative return on invested capital
                   . Experienced and effective management
                   . Competitive advantages
                   . Strong financial condition
                   . The range of individual investment opportunities

                   By spreading the fund's investments across many international markets, the manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, the fund invests substantially all of its assets in countries outside of the U.S.

                   In allocating assets among countries and regions, the economic and political factors that the manager evaluates include:

                   . Low or decelerating inflation which creates a favorable
                     environment for securities markets
                   . Stable government with policies that encourage economic
                     growth, equity investment and development of securities markets
                   . Currency stability

Travelers Series Fund

Principal risks of investing in the fund

While investing in foreign securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Foreign stock prices decline
 . Adverse governmental action or political, economic or market instability occurs in a foreign country
 . The currency in which a security is priced declines in value relative to the
  U.S. dollar
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of emerging markets.

In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of European markets and present valuation problems for the fund.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the MSCI EAFE Weighted Index ("MSCI Index"), a broad-based unmanaged index of foreign stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Graph]

                    1995    1996   1997   1998   1999     2000
                    ----    ----   ----   ----   ----     ----
                   11.26%  17.72%  2.71%  6.51% 67.73%  -23.79%

Calendar years ended December 31


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:47.43% in 4th quarter 1999
Lowest:(19.72)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

            One      Five   Since
            year     years  inception
-------------------------------------
Fund        (23.79)% 10.48%   9.03%
MSCI Index  (14.17)%  7.13%   7.43%*
-------------------------------------

* Index comparison begins on June 16, 1994.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Large Cap Value Portfolio

 Investment objective

 Current income and long-term growth of income and capital.


 Principal investment strategies

 Key investments The fund invests primarily in common stocks of U.S. companies having market capitalizations of at least $5 billion at the time of investment.
--------------------------------------------------------------------------------

                   Selection process

                   The manager employs a two-step selection process. First, the manager uses proprietary models and fundamental research to try to find stocks that are underpriced in the market relative to their fundamental value. The manager looks for the following:

                   . Low market valuations measured by the manager's valuation models
                   . Dividend paying ability
                   . High return on invested capital and strong cash flow
                   . Liquidity

                   Next, the manager looks for a positive catalyst in the company's near term outlook which the manager believes will accelerate earnings.

                   These catalysts include positive changes in earnings prospects because of:

                   . New management
                   . Effective research, product development and marketing
                   . A business strategy not yet recognized by the marketplace . Regulatory changes favoring the company

Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization value securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Value stocks or larger capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Graph]

                    1995    1996   1997   1998   1999     2000
                    ----    ----   ----   ----   ----     ----
                   33.08%  19.79% 26.63%  9.82%  0.06%   13.11%

Calendar years ended December 31

 .

The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:13.92% in 4th quarter 1998
Lowest:(12.87)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

               One     Five   Since
               year    years  inception
---------------------------------------
Fund           13.11 % 13.52%  14.90%
S&P 500 Index  (9.10)% 18.33%  19.60%*
---------------------------------------

* Index comparison begins on June 16, 1994.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Large Capitalization Growth Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity
 securities of U.S. companies having a market
 capitalization of at least $5 billion at the time of
 investment.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries which may help to reduce risk. The manager attempts to identify established large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

                   In selecting individual companies for investment, the manager looks for:

                   . Favorable earnings prospects
                   . Technological innovation
                   . Industry dominance
                   . Competitive products and services
                   . Global scope
                   . Long term history of performance
                   . Consistent and sustainable long-term growth in dividends and earnings per share
                   . Strong cash flow
                   . High return on equity
                   . Strong financial condition
                   . Experienced and effective management

Travelers Series Fund

Principal risks of investing in the fund

While investing in large capitalization growth securities can bring added benefits, it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down.
 . Growth stocks or large capitalization stocks are temporarily out of favor.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.
 . An adverse event, such as negative press reports about a company in the fund, depresses the value of the company's stock.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Chart]

                              1999       2000
                              ------     ------
                              30.83%     -6.95%

Calendar year ended December 31


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on May 1, 1998.

Quarterly returns:

Highest:23.64% in 4th quarter 1999
Lowest:(8.50)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

               One     Since
               year    inception
--------------------------------
Fund           (6.95)%  16.18%
S&P 500 Index  (9.10)%   8.04%*
--------------------------------

* Index comparison begins on May 1, 1998.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Aggressive Growth Portfolio

 Investment objective

 Long-term capital appreciation.

 Principal investment strategies

 Key investments The fund invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the
 S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets are invested in the securities of such companies.
--------------------------------------------------------------------------------

                   Selection process

                   The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains in the two to three years after the fund acquires their stocks.

                   When evaluating an individual stock, the manager considers whether the company may benefit from:

                   . New technologies, products or services
                   . New cost reduction measures
                   . Changes in management, or
                   . Favorable changes in government regulations

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . Stock prices decline generally
 . Small or medium capitalization companies fall out of favor with investors . The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 . A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock
 . Adverse governmental action or political, economic or market instability occurs in a foreign country

Compared to large capitalization companies, the securities of small and medium capitalization companies are more likely to:

 . Have more volatile share prices
 . Have more limited product lines
 . Have fewer capital resources
 . Have more limited management depth
 . Experience sharper swings in market prices
 . Be harder to sell at times and prices the manager believes appropriate . Offer greater potential for gains and losses

--------------------------------------------------------------------------------


Fund performance

This bar chart indicates the risks of investing in the fund by showing the fund's performance during the last calendar year. The table shows how the fund's average annual return compares to the return of the Russell 2500 Growth Index (the "Russell Index"), a broad-based unmanaged index of stocks of small to medium capitalization companies. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Chart]

                                     2000
                                     ----
                                    15.72%

Calendar year ended December 31


The bar chart shows the performance of the fund's shares for the full calendar year since its inception on November 1, 1999.

Quarterly returns:

Highest: 17.62% in 1st quarter 2000
Lowest: (8.38)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

---------------------------------
               One      Since
               year     inception
---------------------------------
Fund            15.72 %  33.51%
Russell Index  (16.09)%   9.78%*
---------------------------------

* Index comparison begins on November 1, 1999.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Mid Cap Core Portfolio

 Investment objective

 Long-term growth of capital.

 Principal investment strategies

 Key investments The fund invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P MidCap Index (the "Index") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 31, 2001, the largest market capitalization of a company in the Index was $10.6 billion and the smallest market capitalization was $98 million. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

--------------------------------------------------------------------------------

                   Selection process

                   The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund.

                   In selecting individual companies for investment, the manager considers:

                   . Growth characteristics, including high historic growth
                     rates and high relative growth compared with companies in the same industry or sector
                   . Value characteristics, including low price/earnings
                     ratios and other statistics indicating a security is undervalued
                   . Increasing profits and sales
                   . Competitive advantages that could be more fully exploited by a company
                   . Skilled management committed to long-term growth
                   . Potential for a long-term investment by the fund

                   The manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks it identifies through fundamental research.

Travelers Series Fund

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 . The U.S. stock market goes down, or performs poorly relative to other types of investments
 . Medium capitalization stocks fall out of favor with investors
 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect
 . An adverse event, such as an unfavorable earnings report about a company in the fund, depresses the value of the company's stock

Because the fund invests primarily in medium capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may also have shorter operating histories and more erratic businesses, although they generally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

--------------------------------------------------------------------------------


Fund performance

This bar chart indicates the risks of investing in the fund by showing the fund's performance during the last calendar year. The table shows how the fund's average annual return compares to the return of the S&P MidCap 400 Index (the "S&P MidCap Index"), a broad-based unmanaged index of common stocks of medium capitalization companies. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Chart]

                                     2000
                                     ----
                                    17.89%

Calendar year ended December 31


The bar chart shows the performance of the fund's shares for the full calendar year since its inception on November 1, 1999.

Quarterly returns:

Highest: 12.93% in 1st quarter 2000
Lowest: (7.96)% in 4th quarter 2000

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

----------------------------------
                  One    Since
                  year   inception
----------------------------------
Fund              17.89%  31.74%
S&P MidCap Index  17.51%  26.06%*
----------------------------------

* Index comparison begins on November 1, 1999.

                                                           Travelers Series Fund

     Investments, Risks and Performance

MFS Total Return Portfolio

 Investment objectives

 Primary: Above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital.

 Secondary: Growth of capital and income.

 Principal investment strategies

 Key investments The fund invests in a broad range of equity and fixed income securities of both U.S. and foreign issuers.

 The fund's equity securities include common and preferred stock; bonds, warrants or rights convertible into stock and depositary receipts for those securities.

 The fund's fixed income securities include corporate debt obligations of any maturity, Brady bonds, U.S.
 Government securities, mortgage-backed securities, zero-coupon bonds, deferred interest bonds and payment in kind bonds.

 Credit quality: The fund's assets may consist of both
 investment grade and lower quality securities. The fund
 may invest up to 20% of the fund's assets in
 nonconvertible fixed income securities rated below
 investment grade or unrated securities of equivalent
 quality.
--------------------------------------------------------------------------------

                   Selection process

                   Under normal market conditions and depending on the subadviser's view of economic and money market conditions, fiscal and monetary policy and security values, the fund's assets will be allocated among fixed income and equity investments within the following ranges:
                   . between 40%    . at least 25% in
                     and 75% in       non-convertible
                     equity           fixed income
                     securities       securities

                   Equity investments

                   The subadviser uses a "bottom up" investment approach in selecting securities based on its fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) of an individual security's value. In selecting individual equity securities for investment, the subadviser seeks companies:

                   . that are undervalued in the market relative to their long term potential because the market has overlooked them or because they are temporarily out of favor in the market due to market declines, poor economic conditions or adverse regulatory or other changes
                   . that generally have low price to book, price to sales
                     and/or price to earnings ratios
                   . with relatively large market capitalizations (i.e.,
                     market capitalizations of $5 billion or more).

                   The subadviser also invests in convertible securities that generally provide a fixed income stream and an opportunity to participate in an increase in the market price of the underlying common stock.

                   Fixed income investments

                   The subadviser periodically assesses the three month outlook for inflation rate changes, economic growth and other fiscal measures and their effect on U.S. Treasury interest rates. Using that assessment, the subadviser determines a probable difference between total Returns on U.S. Treasury securities and on other types of fixed income securities and selects those securities the subadviser believes will deliver favorable returns.

Travelers Series Fund

Principal risks of investing in the fund

While investing in a mix of equity and debt securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The subadviser's allocation of investments between equity and fixed income securities could cause the fund to miss attractive investment opportunities by underweighting markets that generate significant returns or cause the fund to incur losses by overweighting markets that experience significant declines.
 . The subadviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.
 . Equity investments lose their value due to a decline in the U.S. stock market.
 . Value or large capitalization stocks are temporarily out of favor.
 . An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.
 . Fixed income investments lose their value due to an increase in interest rates.
 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Mortgage and asset backed securities are subject to the same default risks of other fixed income securities, but it may be more difficult to enforce rights against the assets underlying these securities in case of default.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . Securities with longer maturities are more sensitive to interest rate changes and may be more volatile.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have less liquid and more volatile markets than in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

Impact of high portfolio turnover The fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the returns of the S&P 500 Index, a broad-based unmanaged index of U.S. stocks, and the Lehman Brothers Government/Corporate Bond Index ("Lehman Brothers Index"), a broad-based unmanaged index of bonds issued by the U.S. government and its agencies as well as certain corporate issuers. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate

Risk return bar chart
% Total Return

                                  [Bar Graph]

                    1995   1996   1997   1998   1999   2000
                    ----   ----   ----   ----   ----   ----
                    25.70% 14.51% 21.18% 11.67% 2.63%  16.64%

Calendar years ended December 31


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Quarterly returns:

Highest: 9.87% in 2nd quarter 1997
Lowest:(4.47)% in 3rd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)

-----------------------------------------------
                       One     Five   Since
                       year    years  inception
-----------------------------------------------
Fund                   16.64 % 13.15%  13.44%
S&P 500 Index          (9.10)% 18.33%  19.60%*
Lehman Brothers Index  11.85 %  6.24%   7.78%**
-----------------------------------------------

 * Index comparison begins on June 16, 1994.
** Index comparison begins on June 30, 1994 since index comparison is not available from the fund's inception date.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney High Income Portfolio

 Investment objectives

 Primary: High current income    Secondary: Capital appreciation

 Principal investment strategies

 Key investments The fund invests primarily in high yielding, corporate debt obligations and preferred stock of U.S. and foreign issuers, but may also invest in foreign issuers.

 Credit Quality: The fund invests primarily in below in-vestment grade securities, but may not invest more than 10% in securities rated lower than B or unrated securi-ties of comparable quality. Below investment grade secu-rities are commonly known as "junk bonds."

 Maturity: Although the fund may invest in securities of
 any maturity, under current market conditions, the fund
 intends to have an average remaining maturity of between
 five and ten years.
--------------------------------------------------------------------------------

                   Selection process

                   In selecting securities, the manager considers and compares the relative yields of various types of obligations. The manager seeks to maximize current income by generally purchasing securities of lower credit quality, but offering higher current yield. In selecting securities for the fund, the manager employs a forward looking strategy seeking to identify companies that exhibit favorable earnings prospects or demonstrate a potential for higher ratings over time.

                   The manager looks for:

                   . "Fallen angels" or companies that are repositioning in the marketplace which the manager believes are temporarily undervalued, and
                   . Younger companies with smaller capitalizations that have exhibited improving financial strength or improving credit ratings over time

                   The manager selects individual debt securities by comparing yield, maturity, issue classification and quality characteristics. Investments in these companies may increase the fund's potential for capital appreciation and reduce the fund's credit risk exposure.

                   The manager also employs an active sell strategy to dispose of securities that no longer meet the manager's investment criteria to harvest gains for reinvestment in new securities exhibiting characteristics as described above.

Travelers Series Fund

Principal risks of investing in the fund

While investing in high yield securities can bring added benefits, it may also involve additional risks. Investors could lose money in the fund or the fund's performance could fall below other possible investments if any of the following occurs:

 . The issuer of a debt security in the fund defaults on its obligation to pay principal or interest, has its credit rating downgraded by a rating organization or is perceived by the market to be less creditworthy.
 . Interest rates go up, causing the prices of debt securities in the fund to fall.
 . As a result of declining interest rates, the issuer of a security exercises its right to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.
 . As a result of rising interest rates, the issuer of a security exercises its right to pay principal later than scheduled, which will lock in a below-market interest rate and reduce the value of the security. This is known as extension risk.
 . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The fund may invest in lower quality securities that are speculative and have only an adequate capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are more likely to lead issuers of these securities to have a weakened capacity to make principal and interest payments.

Many foreign countries in which the fund invests have markets that are less liquid and more volatile than markets in the U.S. In some of the foreign countries in which the fund invests, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risk of investing in foreign securities is greater in the case of less developed countries.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the Bear Stearns High Yield Index ("Bear Stearns Index"), a broad-based unmanaged index of high yield corporate bonds. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Graph]

                    1995    1996   1997   1998   1999     2000
                    ----    ----   ----   ----   ----     ----
                    19.18  13.13% 13.85%  0.44%  2.60%   -8.05%

Calendar years ended December 31


The bar chart shows the performance of the fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:5.35% in 2nd quarter 1997
Lowest:(5.79)% in 3rd quarter 1998

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

                    One     Five  Since
                    year    years inception
-------------------------------------------
Fund                (8.05)% 4.07%   5.81%
Bear Stearns Index  (6.83)% 4.45%   6.59%*
-------------------------------------------

*Index comparison begins on June 30, 1994 since index comparison is not available from the fund's inception date.

                                                           Travelers Series Fund

     Investments, Risks and Performance

Smith Barney Money Market Portfolio

 Investment objective

 Maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1 share price.

 Principal investment strategies

 Key investments The fund invests exclusively in high quality U.S. dollar denominated short term debt securi-ties. These include commercial paper, corporate and mu-nicipal obligations, obligations of U.S. and foreign banks, securities of the U.S. Government, its agencies or instrumentalities and related repurchase agreements.

 Credit Quality: The fund invests exclusively in securi-ties rated by a nationally recognized rating organiza-tion in the two highest short term rating categories, or if unrated, of equivalent quality.

 Effective Maturity: The fund invests exclusively in se-
 curities having remaining effective maturities of 397
 days or less, and maintains a dollar-weighted portfolio
 maturity of 90 days or less.
--------------------------------------------------------------------------------

                   Selection process

                   In selecting investments for the fund, the manager looks for:

                   . The best relative values based on an analysis of interest rate sensitivity, yield and price.
                   . Issuers offering minimal credit risk.
                   . Maturities consistent with the manager's outlook for
                     interest rates.


Travelers Series Fund

Principal risks of investing in the fund

Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

 . Interest rates rise sharply.
 . An issuer of the fund's securities defaults, or has its credit rating downgraded.
 . Sectors or issuers the fund has emphasized fail to perform as expected. . The manager's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect.

The value of the fund's foreign securities may go down because of unfavorable government actions, political instability or the more limited availability of accurate information about foreign issuers.

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

--------------------------------------------------------------------------------

Fund performance

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. The table shows how the fund's average annual returns for different calendar periods compare to the return of the 90-day U.S. Treasury bill. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a Separate Account. These expenses will reduce performance. Please refer to the Separate Account prospectus for more information on expenses.

Risk return bar chart
% Total Return

                                  [Bar Graph]

                    1995  1996  1997  1998  1999  2000
                    ----  ----  ----  ----  ----  ----
                    5.43% 4.94% 5.09% 5.04% 4.76% 6.04%

Calendar years ended December 31


The bar chart shows the performance of the Fund's shares for each of the full calendar years since its inception on June 16, 1994.

Quarterly returns:

Highest:1.55% in 3rd quarter 2000
Lowest:1.10% in 2nd quarter 1999

Risk return table

Average Annual Total Returns
(for the periods ended December 31, 2000)
--------------------------------------------------------------------------------

               One   Five  Since
               year  years inception
------------------------------------
Fund           6.04% 5.17%   5.14%
Treasury bill  5.99% 5.18%   5.38%*
------------------------------------

* Index comparison begins on June 16, 1994.

The fund's 7-day yield as of December 31, 2000 was 6.08%.

                                                           Travelers Series Fund

More on the Funds' Investments and Related Risks

Additional investments and investment techniques
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The section      Smith Barney International All Cap Growth Portfolio
entitled "In-    The fund may invest up to 20% of its assets in debt securi-
vestments,       ties of any credit quality or maturity of foreign corporate
Risks and Per-   and governmental issuers, as well as U.S. government securi-
formance" de-    ties and money market obligations of U.S. and foreign corpo-
scribes the      rate issuers.
funds' invest-
ment objec-      Smith Barney Large Capitalization Growth Portfolio
tives and        Although the fund intends to be fully invested in equity se-
their princi-    curities of growth companies, it may invest up to 35% of its
pal investment   total assets in money market instruments for cash management
strategies and   purposes.
risks. This
section pro-     MFS Total Return Portfolio
vides some ad-   The fund may invest without limit in ADRs and up to 20% of
ditional in-     its total assets in foreign securities.
formation
about the        Smith Barney High Income Portfolio
funds' invest-   Although the fund invests primarily in high yield securities,
ments and cer-   the fund may also invest up to 35% of its assets in common
tain invest-     stock and common stock equivalents, including convertible se-
ment manage-     curities, options, warrants and rights. The fund may invest
ment tech-       up to 20% of its assets in foreign currency denominated secu-
niques the       rities and without limit in U.S. dollar denominated securi-
funds may use.   ties of foreign issuers. The fund may invest up to 15% of its
More informa-    total assets in corporate loans. The primary risk in an in-
tion about the   vestment in corporate loans is that borrowers may be unable
funds' invest-   to meet their interest and/or principal payment obligations.
ments and
portfolio man-   Smith Barney Mid Cap Core Portfolio
agement tech-    The fund may invest up to 35% of its assets in equity securi-
niques, some     ties of companies with market capitalizations outside the
of which en-     market capitalization range of companies in the Index (i.e.,
tail risk, is    small or large capitalization companies).
included in
the Statement    While the fund intends to be substantially fully invested in
of Additional    equity securities, the fund may maintain up to 35% of its as-
Information      sets in money market instruments and/or cash to pay expenses
(SAI). To find   and meet redemption requests. Generally, the value of these
out how to ob-   fixed income obligations will go down if interest rates go
tain an SAI,     up, the credit rating of the security is downgraded or the
please turn to   issuer defaults on its obligation to pay principal or inter-
the back cover   est.
of this pro-
spectus.

--------------------------------------------------------------------------------

Equity           Subject to its particular investment policies, each of these
investments      funds may invest in all types of equity securities. Equity
Each equity      securities include exchange-traded and over-the-counter (OTC)
fund, MFS To-    common and preferred stocks, warrants, rights, investment
tal Return       grade convertible securities, depositary receipts and shares,
Portfolio and    trust certificates, limited partnership interests, shares of
Smith Barney     other investment companies, real estate investment trusts and
High Income      equity participations.
Portfolio
--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed income     Subject to its particular investment policies, each fund may
investments      invest in fixed income securities. Fixed income investments
Each fixed in-   include bonds, notes (including structured notes), mortgage-
come fund and,   related securities, asset-backed securities, convertible se-
to a limited     curities, Eurodollar and Yankee dollar instruments, preferred
extent, each     stocks and money market instruments. Fixed income securities
equity fund      may be issued by U.S. and foreign corporations or entities;
                 U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises;
                 state and municipal governments; supranational organizations;
                 and foreign governments and their political subdivisions.

                 Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                 Each of these funds may invest in mortgage-backed and asset-
MFS Total        backed securities. Mortgage-related securities may be issued
Return and       by private companies or by agencies of the U.S. government
Smith Barney     and represent direct or indirect participations in, or are
High Income      collateralized by and payable from, mortgage loans secured by
Portfolios       real property. Asset-backed securities represent participa-
                 tions in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card re-ceivables and other categories of receivables.

--------------------------------------------------------------------------------

                 Credit quality

                 If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                 Investment grade securities

                 Securities are investment grade if:

                 . They are rated, respectively, in one of the top four long-
                   term rating categories of a nationally recognized statistical rating organization.
                 . They have received a comparable short-term or other rating. . They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                 High yield, lower quality securities

                 Each of these funds may invest in fixed income securities
MFS Total        that are high yield, lower quality securities rated by a rat-
Return  and      ing organization below its top four long term rating catego-
Smith Barney     ries or unrated securities determined by the manager or
High Income      subadviser to be of equivalent quality. The issuers of lower
Portfolios       quality bonds may be highly leveraged and have difficulty
only             servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer credit-worthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.


--------------------------------------------------------------------------------

                                                           Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign and      Each fund may invest in foreign securities, although the for-
emerging         eign investments of Smith Barney Money Market Portfolio are
market           limited to U.S. dollar denominated investments issued by for-
investments      eign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                 Investments in securities of foreign entities and securities quoted or denominated in foreign currencies involve special risks. These include possible political and economic insta-bility and the possible imposition of exchange controls or other restrictions on investments. If a fund invests in secu-rities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund's assets.

                 Emerging market investments offer the potential of signifi-
Smith Barney     cant gains but also involve greater risks than investing in
International    more developed countries. Political or economic instability,
All Cap Growth   lack of market liquidity and government actions such as cur-
and MFS          rency controls or seizure of private business or property may
Total Return     be more likely in emerging markets.
Portfolios
only

                 Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expectation of economic benefits, howev-er, there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted be-fore, and there is uncertainty whether participating coun-tries will remain committed to EMU in the face of changing economic conditions.

                 Sovereign government and supranational debt

MFS Total        The fund may invest in all types of fixed income securities
Return Portfolio of governmental issuers in all countries, including emerging
only             markets. These sovereign debt securities may include:
                 . Fixed income securities issued or guaranteed by
                   governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.
                 . Participations in loans between emerging market governments and financial institutions.
                 . Fixed income securities issued by government owned,
                   controlled or sponsored entities located in emerging market countries.
                 . Interests in entities organized and operated for the
                   purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.
                 . Brady Bonds.
                 . Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.
                 . Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community
                   (A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.)
--------------------------------------------------------------------------------

Travelers Series Fund

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Derivatives      Each fund may, but need not, use derivative contracts, such
and hedging      as futures and options on securities, securities indices or
techniques       currencies; options on these futures; forward currency con-
                 tracts; and interest rate or currency swaps for any of the
All funds ex-    following purposes:
cept Smith
Barney Money     . To hedge against the economic impact of adverse changes in
Market Portfo-     the market value of its securities, because of changes in
lio and Smith      stock market prices, currency exchange rates or interest
Barney Aggres-     rates
sive Growth      . As a substitute for buying or selling securities
Portfolio        . To enhance the fund's return

                 A derivative contract will obligate or entitle a fund to de-liver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and in-terest rate exposure. Therefore, using derivatives can dis-proportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securi-ties. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------

Securities
lending
                 Each fund may engage in securities lending to increase its net investment income. Each fund will only lend securities if the loans are callable by the fund at any time and the loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned. The risks in lending securities consist of possible delay in receiving additional collateral, delay in recovery of securities when the loan is called or possible loss of collateral should the borrower fail financially.

--------------------------------------------------------------------------------

Defensive
investing        Each fund may depart from its principal investment strategies in response to adverse market, economic or political condi-tions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------

Portfolio        Each fund may engage in active and frequent trading to
turnover         achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance.
--------------------------------------------------------------------------------

                                                           Travelers Series Fund

Management

The managers

SSB Citi Fund Management LLC (SSB Citi) or Travelers Investment Adviser Inc.
(TIA) is each fund's manager. SSB Citi selects investments for the funds for which it serves as manager. TIA has engaged subadvisers to select investments for funds for which TIA serves as manager.

SSB Citi Fund Management LLC

SSB Citi is a wholly owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. SSB Citi is located at Seven World Trade Center, New York, New York 10048. SSB Citi acts as investment manager to investment companies having aggregate assets of approximately $141 billion as of December 31, 2000.

SSB Citi manages the investment operations of the following funds (Smith Barney funds) and receives from each fund for these services the fee indicated:

  ------------------------------------------------------------------------------
                             Actual management fee
                             paid for the fiscal year  Contractual
                             ended October 31, 2000    management fee paid
                             (as a percentage          (as a percentage
                             of the fund's             of the fund's
   Fund                      average daily net assets) average daily net assets)
  ------------------------------------------------------------------------------
   Smith Barney
   International All Cap
   Growth Portfolio                    0.90%                     0.90%
   Smith Barney Large Cap
   Value Portfolio                     0.65%                     0.65%
   Smith Barney Large
   Capitalization Growth
   Portfolio                           0.75%                     0.75%
   Smith Barney Aggressive
   Growth Portfolio                    0.80%                     0.80%
   Smith Barney Mid Cap
   Core Portfolio                      0.75%*                    0.75%
   Smith Barney High Income
   Portfolio                           0.60%                     0.60%
   Smith Barney Money
   Market Portfolio                    0.50%                     0.50%
  ------------------------------------------------------------------------------

   * For the fiscal year ended October 31, 2000,
     SSB Citi waived a portion of its management fee in the amount of $48,792 for the Smith
     Barney Mid Cap Core Portfolio.

Travelers Investment Adviser Inc.

Travelers Investment Adviser Inc. (TIA) is a wholly owned subsidiary of The Plaza Corporation (Plaza), which is an indirect wholly owned subsidiary of Citigroup. TIA is located at Seven World Trade Center, New York, New York 10048. TIA, an affiliate of SSB Citi, acts as investment manager to investment companies having aggregate assets of approximately $2.9 billion as of January 31, 2001.

TIA manages the investment operations of the following fund (TIA fund) and receives for these services from the fund the fee indicated:

  ----------------------------------------------------------------------
                     Actual management fee
                     paid for the fiscal year  Contractual management
                     ended October 31, 2000    fee paid
                     (as a percentage          (as a percentage
                     of the fund's             of the fund's
   Fund              average daily net assets) average daily net assets)
  ----------------------------------------------------------------------
   MFS Total Return
   Portfolio                   0.80%                     0.80%
  ----------------------------------------------------------------------

Travelers Series Fund

The Subadviser and Portfolio Managers

The Smith Barney funds are managed solely by SSB Citi. The TIA fund's investments are selected by the subadviser which is supervised by TIA. The table below sets forth the name and business experience of each fund's portfolio manager, including where applicable, the portfolio manager employed by the subadviser.

  Fund                      Portfolio Manager and Subadviser       Business Experience

  Smith Barney              James Conheady (since inception)       Investment Officer, SSB Citi;
  International All Cap     SSB Citi                               Managing Director, Salomon Smith
  Growth Portfolio          7 World Trade Center                   Barney.
                            New York, New York 10048

                            Jeffrey Russell (since inception)      Investment Officer, SSB Citi;
                            SSB Citi                               Managing Director, Salomon Smith
                            7 World Trade Center                   Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------
  Smith Barney Large Cap    Frances Root (since 2001)              Investment Officer, SSB Citi;
  Value Portfolio           and a team of portfolio managers       Managing Director and Senior
                            SSB Citi                               Equity Portfolio Manager, Salomon
                            7 World Trade Center,                  Smith Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------
  Smith Barney Large        Alan Blake (since inception)           Investment Officer, SSB Citi;
  Capitalization Growth     SSB Citi                               Managing Director, Salomon Smith
  Portfolio                 7 World Trade Center                   Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------
  Smith Barney              Richard Freeman (since inception)      Investment Officer, SSB Citi;
  Aggressive Growth         SSB Citi                               Managing Director of Salomon
  Portfolio                 7 World Trade Center                   Smith Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------
  Smith Barney              Lawrence Weissman (since inception)    Investment Officer, SSB Citi;
  Mid Cap Core Portfolio    SSB Citi                               Managing Director of Salomon
                            388 Greenwich Street                   Smith Barney.
                            New York, New York 10013
----------------------------------------------------------------------------------------------------
  MFS Total Return          David M. Calabro (since inception)     Senior Vice President, MFS.
  Portfolio                 Manager of investment team
                            Massachusetts Financial Services
                            Company
                            500 Boylston Street
                            Boston, MA 02116
----------------------------------------------------------------------------------------------------
  Smith Barney High Income  John C. Bianchi (since inception)      Investment Officer, SSB Citi;
  PortFolio                 SSB Citi                               Managing Director, Salomon Smith
                            7 World Trade Center                   Barney.
                            New York, New York 10048
----------------------------------------------------------------------------------------------------

                                                           Travelers Series Fund

  Fund                    Portfolio Manager and Subadviser       Business Experience
  Money Market Portfolio  Martin Hanley (since inception)        Investment Officer, SSB Citi;
                          SSB Citi                               Director, Salomon Smith Barney.
                          7 World Trade Center
                          New York, New York 10048
------------------------------------------------------------------------------------------------

Transfer Agent and Shareholder Servicing Agent

Citi Fiduciary Trust Company serves as the funds' transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into a sub-transfer agency and services agreement with PFPC Global Fund Services to serve as the funds' sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will perform certain shareholder recordkeeping and accounting services.

Additional information about the subadviser


Massachusetts Financial Services Company. MFS and its predecessor organizations have a history of money management dating from 1924. The MFS organization manages approximately $141 billion as of December 31, 2000.

Travelers Series Fund

Share Transactions

Availability of the funds

Shares of the funds are available only through the purchase of variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts. The variable insurance products may or may not make investments in all the funds described in this prospectus.

The interests of different variable insurance products investing in a fund could conflict due to differences of tax treatment and other considerations. The company currently does not foresee any disadvantages to investors arising from the fact that each fund may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board of Directors intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more funds and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or is in the best interests of the funds' shareholders.

Redemption of shares

The redemption price of the shares of each fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange is closed or as permitted by the SEC in extraordinary circumstances.

Share Price

Each fund's net asset value is the value of its assets minus its liabilities. Each fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange. If the New York Stock Exchange closes early, each fund accelerates the calculation of its net asset value to the actual closing time.

Each fund generally values its fund securities based on market prices or quotations. To the extent a fund holds securities denominated in a foreign currency the fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the manager believes that they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the fund could change on days when fund shares may not be purchased or redeemed.

Unless there are extraordinary or unusual circumstances, Smith Barney Money Market Portfolio uses the amortized cost method of valuing its money market securities. Under the amortized cost method, assets are valued by constantly amortizing over the remaining life of an instrument the difference between the principal amount due at maturity and the cost of the instrument to the fund.

                                                           Travelers Series Fund

Dividends, Distributions and Taxes

Each fund intends to qualify and be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended. In order to qualify to be taxed as a regulated investment company, each fund must meet certain income and diversification tests and distribution requirements. As a regulated investment company meeting these requirements, a fund will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.

Each fund is also subject to asset diversification regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of each fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative diversification test may be satisfied under certain circumstances. If a fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, Contracts invested in that fund would not be treated as annuity, endowment or life insurance contracts under the Code.

Travelers Series Fund

Financial Highlights

The financial highlights tables are intended to help you understand the performance of each fund for the past five years (or since inception if less than five years). The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with each fund's financial statements, is included in the annual report (available upon request). Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a share of a fund assuming reinvestment of all dividends and distributions.

For a share of capital stock outstanding throughout each year ended October 31.

                                     Smith Barney International All Cap
                                     Growth(1)
                                     2000(2)   1999    1998     1997    1996
------------------------------------------------------------------------------
Net asset value, beginning of year   $16.92   $12.60  $13.23   $12.18  $10.48
------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.02     0.02    0.05     0.01    0.02
 Net realized and unrealized gain
  (loss)                               1.71     4.35   (0.68)    1.05    1.69
------------------------------------------------------------------------------
Total income (loss) from operations    1.73     4.37   (0.63)    1.06    1.71
------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (0.13)   (0.05)     --    (0.01)  (0.01)
------------------------------------------------------------------------------
Total distributions                   (0.13)   (0.05)     --    (0.01)  (0.01)
------------------------------------------------------------------------------
Net asset value, end of year         $18.52   $16.92  $12.60   $13.23  $12.18
------------------------------------------------------------------------------
Total return                          10.18%   34.73%  (4.76)%   8.73%  16.36%
------------------------------------------------------------------------------
Net assets, end of year (millions)     $462     $309    $224     $219    $143
------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                          0.98%    1.00%   1.00%    1.01%   1.10%
 Net investment income                 0.11     0.16    0.37     0.09    0.23
------------------------------------------------------------------------------
 Portfolio turnover rate                 15%      36%     34%      38%     41%
------------------------------------------------------------------------------

(1) Formerly known as Smith Barney International Equity Portfolio.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) During the year ended October 31, 1996, the fund earned credits from the custodian, which reduced service fees incurred. When the credits are taken into consideration the expense ratio is 1.05%.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                       Smith Barney Large Cap Value
                                     2000    1999   1998(1)   1997    1996
----------------------------------------------------------------------------
Net asset value, beginning of year  $19.83  $18.94  $17.90   $14.84  $12.12
----------------------------------------------------------------------------
Income from operations:
 Net investment income                0.30    0.27    0.31     0.25    0.32
 Net realized and unrealized gain     1.34    1.38    1.47     3.16    2.62
----------------------------------------------------------------------------
Total income from operations          1.64    1.65    1.78     3.41    2.94
----------------------------------------------------------------------------
Less distributions from:
 Net investment income               (0.26)  (0.24)  (0.21)   (0.18)  (0.17)
 Net realized gains                  (0.47)  (0.52)  (0.53)   (0.17)  (0.05)
----------------------------------------------------------------------------
Total distributions                  (0.73)  (0.76)  (0.74)   (0.35)  (0.22)
----------------------------------------------------------------------------
Net asset value, end of year        $20.74  $19.83  $18.94   $17.90  $14.84
----------------------------------------------------------------------------
Total return                          8.62%   8.52%   9.65%   23.38%  24.55%
----------------------------------------------------------------------------
Net assets, end of year (millions)    $553    $544    $424     $287    $139
----------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                             0.66%   0.67%   0.68%    0.69%   0.73%
 Net investment income                1.45    1.35    1.59     2.01    2.35
----------------------------------------------------------------------------
Portfolio turnover rate                 23%     43%     36%      46%     32%
----------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

Travelers Series Fund

For a share of capital stock outstanding throughout the period ended October
31.

                               Smith Barney Large Capitalization Growth
                                   2000           1999           1998(1)
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                                 $14.53          $9.90          $10.00
--------------------------------------------------------------------------------
Income (loss) from
 operations:
 Net investment income (2)              0.01           0.00(3)         0.01
 Net realized and unrealized
  gain (loss)                           1.55           4.64           (0.11)(4)
--------------------------------------------------------------------------------
Total income (loss) from
 operations                             1.56           4.64           (0.10)
--------------------------------------------------------------------------------
Less distributions from:
 Net investment income                 (0.01)         (0.01)             --
 Net realized gains                    (0.02)            --              --
 Capital                               (0.02)            --              --
--------------------------------------------------------------------------------
Total distributions                    (0.05)         (0.01)             --
--------------------------------------------------------------------------------
Net asset value, end of year          $16.04         $14.53           $9.90
--------------------------------------------------------------------------------
Total return                           10.77%         46.88%          (1.00)%(5)
--------------------------------------------------------------------------------
Net assets, end of year
 (000's)                            $323,708       $168,280         $20,787
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (2)                           0.77%          0.86%           1.00%(6)
 Net investment income                  0.06%          0.07            0.52(6)
--------------------------------------------------------------------------------
Portfolio turnover rate                    7%            14%              1%
--------------------------------------------------------------------------------

(1) For the period from May 1, 1998 (commencement of operations) to October 31, 1998.
(2) The manager waived part of its fees for the period ended October 31, 1998. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been $0.02 and 1.77%, respectively.
(3) Amount represents less than $0.01 per share.
(4) The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares throughout the year.
(5) Not annualized.
(6) Annualized.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout the year ended October 31.

                                    Smith Barney Aggressive Growth(1)
                                                  2000(2)
---------------------------------------------------------------------
Net asset value, beginning of year                $10.00
---------------------------------------------------------------------
Income (loss) from operations:
 Net investment loss                               (0.03)
 Net realized and unrealized gain                   5.07
---------------------------------------------------------------------
Total income from operations                        5.04
---------------------------------------------------------------------
Less distributions from:
 Capital                                           (0.01)
---------------------------------------------------------------------
Total distributions                                (0.01)
---------------------------------------------------------------------
Net asset value, end of year                      $15.03
---------------------------------------------------------------------
Total return                                       50.41%
---------------------------------------------------------------------
Net assets, end of year (000s)                  $164,553
---------------------------------------------------------------------
Ratios to average net assets:
 Expenses (3)                                       0.99%
 Net investment loss                               (0.21)
---------------------------------------------------------------------
Portfolio turnover rate                                0%
---------------------------------------------------------------------

(1) The Portfolio commenced operations on November 1, 1999.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00%.


Travelers Series Fund

For a share of capital stock outstanding throughout the year ended October 31.


  Smith Barney Mid Cap Core(1)(2)


                                     2000
--------------------------------------------
Net asset value, beginning of year   $10.00
--------------------------------------------
Income from operations:
 Net investment income (3)             0.06
 Net realized and unrealized gain      4.17
--------------------------------------------
Total income from operations           4.23
--------------------------------------------
Less distributions from:
 Net investment income                (0.01)
--------------------------------------------
Total distributions                   (0.01)
--------------------------------------------
Net asset value, end of year         $14.22
--------------------------------------------
Total return                          42.36%
--------------------------------------------
Net assets, end of year (000s)      $17,498
--------------------------------------------
Ratios to average net assets:
 Expenses (3)(4)                       0.95%
 Net investment income                 0.72
--------------------------------------------
Portfolio turnover rate                  61%
--------------------------------------------

(1) The Portfolio commenced operations on November 1, 1999.
(2) Formerly known as the Mid Cap Portfolio.
(3) The Manager waived a portion of its fees amounting to $48,792 for the year ended October 31, 2000. If such fees were not waived, the per share decrease to net investment income and the actual expense ratio would have been $0.04 and 1.46%, respectively.
(4) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                            MFS Total Return
                                2000     1999(1)    1998      1997      1996
-------------------------------------------------------------------------------
Net asset value, beginning
 of year                        $16.22    $16.23    $15.31    $13.13    $11.53
-------------------------------------------------------------------------------
Income from operations:
 Net investment income            0.54      0.52      0.32      0.38      0.33
 Net realized and unrealized
  gain                            1.43      0.72      1.36      2.27      1.62
-------------------------------------------------------------------------------
Total income from operations      1.97      1.24      1.68      2.65      1.95
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.46)    (0.37)    (0.28)    (0.29)    (0.27)
 Net realized gains              (0.57)    (0.88)    (0.48)    (0.18)    (0.08)
-------------------------------------------------------------------------------
Total distributions              (1.03)    (1.25)    (0.76)    (0.47)    (0.35)
-------------------------------------------------------------------------------
Net asset value, end of year    $17.16    $16.22    $16.23    $15.31    $13.13
-------------------------------------------------------------------------------
Total return                     12.77%     7.62%    10.94%    20.64%    17.16%
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                      $697,010  $621,828  $462,274  $263,585  $134,529
-------------------------------------------------------------------------------
Ratios to average net
 assets:
 Expenses                         0.83%     0.84%     0.84%     0.86%     0.91%
 Net investment income            3.42      3.11      3.32      3.54      3.82
-------------------------------------------------------------------------------
Portfolio turnover rate            108%       97%      118%       99%      139%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                          Smith Barney High Income
                                      2000     1999   1998(1)    1997    1996
-------------------------------------------------------------------------------
Net asset value, beginning of year   $11.72   $11.97  $13.25    $12.09  $11.26
-------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 1.20     0.92    1.21      0.88    1.14
 Net realized and unrealized gain
  (loss)                              (1.56)   (0.28)  (1.58)     1.00    0.19
-------------------------------------------------------------------------------
Total income (loss) from operations   (0.36)    0.64   (0.37)     1.88    1.33
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income                (1.07)   (0.89)  (0.74)    (0.66)  (0.50)
 Net realized gains                      --       --   (0.17)    (0.06)     --
-------------------------------------------------------------------------------
Total distributions                   (1.07)   (0.89)  (0.91)    (0.72)  (0.50)
-------------------------------------------------------------------------------
Net asset value, end of year         $10.29   $11.72  $11.97    $13.25  $12.09
-------------------------------------------------------------------------------
Total return                          (3.54)%   5.28%  (3.38)%   16.24%  12.17%
-------------------------------------------------------------------------------
Net assets, end of year (millions)     $191     $199    $160      $124     $66
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              0.66%    0.66%   0.67%     0.70%   0.84%
 Net investment income                10.46     9.44    9.12      9.36    9.79
-------------------------------------------------------------------------------
Portfolio turnover rate                  70%      73%     82%       89%    104%
-------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.

                                                           Travelers Series Fund

For a share of capital stock outstanding throughout each year ended October 31.

                                        Smith Barney Money Market
                                 2000      1999      1998      1997     1996
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                             $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------
Income from operations:
 Net investment income (1)        0.057     0.046     0.050     0.049    0.049
-------------------------------------------------------------------------------
Total income from operations      0.057     0.046     0.050     0.049    0.049
-------------------------------------------------------------------------------
Less distributions from:
 Net investment income           (0.057)   (0.046)   (0.050)   (0.049)  (0.049)
-------------------------------------------------------------------------------
Total distributions              (0.057)   (0.046)   (0.050)   (0.049)  (0.049)
-------------------------------------------------------------------------------
Net asset value, end of year      $1.00     $1.00     $1.00     $1.00    $1.00
-------------------------------------------------------------------------------
Total return                       5.88%     4.66%     5.11%     5.05%    5.05%
-------------------------------------------------------------------------------
Net assets, end of year
 (000's)                       $318,600  $276,699  $164,677  $111,168  $99,150
-------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (1)                      0.53%     0.54%     0.64%     0.65%    0.65%
 Net investment income             5.75      4.58      4.99      4.94     4.86
-------------------------------------------------------------------------------

(1) The manager waived all or part of its fees with respect to the fund for the years ended October 31, 1997 and 1996. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expense to average net assets of the fund would have been as follows:

  ------------------------------------------------------------------------
                                                          1997      1996
  ------------------------------------------------------------------------
   Per Share Decreases in Net Investment Income          $0.000(2) $0.001
  ------------------------------------------------------------------------
   Expense Ratios Without Fee Waivers and Reimbursement    0.67%     0.74%
  ------------------------------------------------------------------------

(2) Amount represents less than $0.001.

Travelers Series Fund

Travelers Series Fund Inc.

Additional Information

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that affected the funds' performance.

The funds send one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or a broker-dealer, financial intermediary, financial institution or a distributor's financial consultant if you do not want this policy to apply to you.

Statement of additional information. The statement of additional (SAI) information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

You can make inquiries about the funds or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-842-8573 or writing to Travelers Series Fund, Seven World Trade Center, 39th Floor, New York, NY 10048.

Information about the funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. The funds are not offering to sell their shares to any person to whom the funds may not lawfully sell their shares.

               Smith Barney International All Cap Growth Portfolio Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
               Smith Barney Aggressive Growth Portfolio
               Smith Barney Mid Cap Core Portfolio

               MFS Total Return Portfolio

               Smith Barney High Income Portfolio
               Smith Barney Money Market Portfolio

(Investment Company Act file no. 811-08372)

4/01